Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			$ 325	$ (206)
Settlement payables (Note 31(b))	$ 15,000,000	$ 10,000,000
Non-current derivative financial liabilities	18,000,000	26,000,000
Non-current derivative financial assets	68,000,000	56,000,000
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,300,000,000	1,100,000,000
Settlement payables (Note 31(b))	36,000,000	45,000,000
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	30,000,000	36,000,000
Embedded Derivatives | Zinc | Trade accounts payable and other liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	7,000,000	9,000,000
Embedded Derivatives | Zinc | Provisions and other liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	$ 23,000,000	27,000,000
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	5.00%
Derivative financial assets	$ 26,000,000	24,000,000
Embedded Derivatives | Silver | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,000,000	2,000,000
Embedded Derivatives | Silver | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 25,000,000	22,000,000
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Ongoing payment percent	15.00%
Derivative financial assets	$ 48,000,000	37,000,000
Embedded Derivatives | Gold | Prepaid and other current assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4,000,000	3,000,000
Embedded Derivatives | Gold | Financial and other assets
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	44,000,000	34,000,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	$ (50,000,000)	(29,000,000)
Reasonably possible change In risk variable, percent	1.00%
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	$ (34,000,000)	(35,000,000)
Reasonably possible change In risk variable, percent	10.00%
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	$ 1,000,000	(9,000,000)
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	65,000,000	65,000,000
Canada, Dollars | Borrowings by name | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			$ 2,300	$ 1,700
Canada, Dollars | Currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Pre-Tax Earnings	(33,000,000)	26,000,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Other Comprehensive Income (Loss)	$ 1,100,000,000	$ 946,000,000